Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

August 31, 2019

GO-QTLY-1019
1.805740.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.7%
Entertainment - 3.2%
Activision Blizzard, Inc.	560,500	$28,361
Electronic Arts, Inc. (a)	264,700	24,797
Netflix, Inc. (a)	297,200	87,303
Take-Two Interactive Software, Inc. (a)	153,500	20,257
The Walt Disney Co.	463,500	63,620
		224,338
Interactive Media & Services - 11.5%
Alphabet, Inc.:
Class A (a)	98,565	117,345
Class C (a)	301,975	358,776
CarGurus, Inc. Class A (a)	1,520,400	49,595
Facebook, Inc. Class A (a)	1,342,341	249,232
IAC/InterActiveCorp (a)	130,500	33,231
Pinterest, Inc. Class A (b)	68,100	2,344
		810,523
Media - 1.6%
Charter Communications, Inc. Class A (a)	100,860	41,311
Comcast Corp. Class A	1,568,600	69,426
		110,737
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	1,224,300	95,557

TOTAL COMMUNICATION SERVICES		1,241,155

CONSUMER DISCRETIONARY - 18.2%
Automobiles - 1.4%
Tesla, Inc. (a)(b)	415,477	93,736
Hotels, Restaurants & Leisure - 1.4%
Hilton Grand Vacations, Inc. (a)	1,373,300	46,376
Planet Fitness, Inc. (a)	157,400	11,114
Sea Ltd. ADR (a)(b)	1,270,800	40,818
		98,308
Household Durables - 1.2%
Roku, Inc. Class A (a)	560,840	84,889
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	538,600	94,271
Amazon.com, Inc. (a)	196,100	348,330
Chewy, Inc. (b)	33,600	1,109
JD.com, Inc. sponsored ADR (a)	2,550	78
Meituan Dianping Class B	4,707,100	44,544
MercadoLibre, Inc. (a)	58,700	34,903
Naspers Ltd. Class N	134,300	30,562
Pinduoduo, Inc. ADR (a)(b)	2,664,500	87,316
The Booking Holdings, Inc. (a)	33,600	66,071
Waitr Holdings, Inc. (a)(b)(c)	5,131,500	8,877
Wayfair LLC Class A (a)	202,778	22,861
		738,922
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	147,500	14,976
Specialty Retail - 3.3%
Carvana Co. Class A (a)(b)	1,775,956	144,137
Floor & Decor Holdings, Inc. Class A (a)(b)	873,500	42,994
Lowe's Companies, Inc.	268,200	30,092
The Home Depot, Inc.	61,800	14,085
		231,308
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. (d)(e)	4,746	220
lululemon athletica, Inc. (a)	76,216	14,075
		14,295

TOTAL CONSUMER DISCRETIONARY		1,276,434

CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	29,600	6,049
Fever-Tree Drinks PLC	914,217	25,141
Luckin Coffee, Inc. ADR (b)	196,900	4,155
		35,345
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	649,672	17,060
Performance Food Group Co. (a)	411,650	19,261
Walmart, Inc.	3,700	423
		36,744
Food Products - 0.1%
Beyond Meat, Inc. (b)	52,500	8,801
Personal Products - 0.1%
Unilever NV	99,400	6,168
Tobacco - 0.7%
Altria Group, Inc.	1,115,700	48,801
JUUL Labs, Inc. (a)(d)(e)	2,772	790
		49,591

TOTAL CONSUMER STAPLES		136,649

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	4,262,797	74,487
FINANCIALS - 4.5%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	180,711	19,481
Capital Markets - 1.3%
BlackRock, Inc. Class A	32,000	13,522
Cboe Global Markets, Inc.	168,900	20,126
Charles Schwab Corp.	563,800	21,577
Morningstar, Inc.	5,000	808
MSCI, Inc.	34,900	8,189
S&P Global, Inc.	10,800	2,810
TD Ameritrade Holding Corp.	504,500	22,405
		89,437
Consumer Finance - 0.2%
Synchrony Financial	511,200	16,384
Diversified Financial Services - 1.3%
GDS Holdings Ltd. ADR (a)(b)	2,254,144	90,932
Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc. (a)(b)	318,800	98,857

TOTAL FINANCIALS		315,091

HEALTH CARE - 12.1%
Biotechnology - 4.7%
AbbVie, Inc.	383,600	25,218
ACADIA Pharmaceuticals, Inc. (a)	182,819	5,057
Acorda Therapeutics, Inc. (a)	229,223	740
Agios Pharmaceuticals, Inc. (a)	54,400	2,064
Aimmune Therapeutics, Inc. (a)	53,200	1,085
Alexion Pharmaceuticals, Inc. (a)	571,888	57,623
Alnylam Pharmaceuticals, Inc. (a)	221,773	17,895
AnaptysBio, Inc. (a)	63,100	2,565
Argenx SE ADR (a)	7,700	1,012
Ascendis Pharma A/S sponsored ADR (a)	50,728	5,683
BeiGene Ltd.	129,100	1,415
bluebird bio, Inc. (a)	86,500	8,936
Blueprint Medicines Corp. (a)	23,100	1,771
Celgene Corp. (a)	190,500	18,440
Crinetics Pharmaceuticals, Inc. (a)	232,700	3,691
FibroGen, Inc. (a)	417,400	18,641
Gritstone Oncology, Inc.	314,701	3,185
Heron Therapeutics, Inc. (a)	265,700	4,921
Insmed, Inc. (a)	1,055,779	17,357
Intercept Pharmaceuticals, Inc. (a)	50,335	3,231
La Jolla Pharmaceutical Co. (a)	466,200	4,462
Neurocrine Biosciences, Inc. (a)	218,075	21,681
Rigel Pharmaceuticals, Inc. (a)	97,742	165
Sage Therapeutics, Inc. (a)	54,044	9,278
Sarepta Therapeutics, Inc. (a)	255,428	23,027
Sienna Biopharmaceuticals, Inc. (a)	46,400	35
TransMedics Group, Inc.	637,983	15,280
Vertex Pharmaceuticals, Inc. (a)	319,990	57,605
		332,063
Health Care Equipment & Supplies - 3.4%
Axonics Modulation Technologies, Inc. (a)	20,700	689
Becton, Dickinson & Co.	168,000	42,659
Boston Scientific Corp. (a)	1,594,711	68,142
DexCom, Inc. (a)	129,100	22,155
Insulet Corp. (a)	113,655	17,522
Intuitive Surgical, Inc. (a)	32,700	16,721
Masimo Corp. (a)	86,300	13,225
Novocure Ltd. (a)	428,900	38,970
Penumbra, Inc. (a)	130,000	18,922
Wright Medical Group NV (a)	73,400	1,530
		240,535
Health Care Providers & Services - 3.2%
Centene Corp. (a)	147,500	6,876
Cigna Corp.	148,812	22,913
G1 Therapeutics, Inc. (a)	96,200	3,492
Humana, Inc.	239,600	67,857
OptiNose, Inc. (a)	39,400	302
UnitedHealth Group, Inc.	532,100	124,511
		225,951
Life Sciences Tools & Services - 0.3%
Avantor, Inc.	846,100	14,807
Thermo Fisher Scientific, Inc.	6,800	1,952
		16,759
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	110,100	4,958
Bristol-Myers Squibb Co.	290,400	13,960
Nabriva Therapeutics PLC (a)(b)(c)	3,885,900	7,850
Nektar Therapeutics (a)	300,800	5,285
TherapeuticsMD, Inc. (a)(b)	323,000	933
Theravance Biopharma, Inc. (a)	152,125	3,351
		36,337

TOTAL HEALTH CARE		851,645

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	30,900	11,367
Airlines - 1.0%
JetBlue Airways Corp. (a)	1,206,800	20,902
Spirit Airlines, Inc. (a)	1,305,406	49,005
		69,907
Electrical Equipment - 0.4%
Sunrun, Inc. (a)	1,066,400	16,348
Vestas Wind Systems A/S	157,400	11,565
		27,913
Machinery - 0.2%
Minebea Mitsumi, Inc.	1,052,500	16,258
Professional Services - 0.4%
CoStar Group, Inc. (a)	8,200	5,042
TransUnion Holding Co., Inc.	315,900	26,425
		31,467
Road & Rail - 0.3%
Lyft, Inc.	238,358	11,672
Uber Technologies, Inc.	218,981	6,776
		18,448

TOTAL INDUSTRIALS		175,360

INFORMATION TECHNOLOGY - 35.9%
Electronic Equipment & Components - 0.2%
TTM Technologies, Inc. (a)	1,094,553	11,668
Internet Software & Services - 0.2%
Qudian, Inc. ADR (a)(b)	1,557,400	12,444
IT Services - 8.6%
Accenture PLC Class A	6,200	1,229
Adyen BV (a)(f)	6,226	4,508
Alliance Data Systems Corp.	442,677	54,427
Elastic NV (b)	231,400	20,338
EPAM Systems, Inc. (a)	57,300	10,963
Fastly, Inc. Class A (b)	12,200	386
Fidelity National Information Services, Inc.	141,200	19,234
Genpact Ltd.	82,100	3,363
Global Payments, Inc.	290,500	48,217
GoDaddy, Inc. (a)	892,049	56,502
Interxion Holding N.V. (a)	33,300	2,695
MasterCard, Inc. Class A	301,100	84,721
MongoDB, Inc. Class A (a)	84,433	12,860
Okta, Inc. (a)	77,000	9,741
PagSeguro Digital Ltd. (a)	15,100	754
PayPal Holdings, Inc. (a)	604,300	65,899
Visa, Inc. Class A	536,500	97,010
Wix.com Ltd. (a)	802,335	112,527
		605,374
Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices, Inc.	175,000	19,220
Applied Materials, Inc.	905,700	43,492
Broadcom, Inc.	133,100	37,619
Lam Research Corp.	266,900	56,185
Marvell Technology Group Ltd.	2,366,600	56,727
Micron Technology, Inc. (a)	1,307,900	59,209
NVIDIA Corp.	598,230	100,210
NXP Semiconductors NV	797,200	81,426
ON Semiconductor Corp. (a)	1,353,300	24,089
Qualcomm, Inc.	189,200	14,714
SolarEdge Technologies, Inc. (a)	16,900	1,384
		494,275
Software - 15.1%
Adobe, Inc. (a)	293,500	83,504
Autodesk, Inc. (a)	337,800	48,245
Carbon Black, Inc. (a)	4,900	128
DocuSign, Inc. (a)	93,251	4,354
Intuit, Inc.	97,700	28,173
Microsoft Corp.	3,832,500	528,339
Parametric Technology Corp. (a)	128,300	8,400
Q2 Holdings, Inc. (a)	20,400	1,835
RingCentral, Inc. (a)	55,400	7,819
Salesforce.com, Inc. (a)	1,158,853	180,862
ServiceNow, Inc. (a)	136,000	35,610
Slack Technologies, Inc. Class A (a)(b)	393,500	11,270
SS&C Technologies Holdings, Inc.	210,500	9,811
SurveyMonkey	8,400	141
The Trade Desk, Inc. (a)(b)	354,900	87,224
Workday, Inc. Class A (a)	118,700	21,043
Zoom Video Communications, Inc. Class A (b)	7,800	715
		1,057,473
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,503,050	313,747
Western Digital Corp.	360,000	20,617
		334,364

TOTAL INFORMATION TECHNOLOGY		2,515,598

MATERIALS - 0.8%
Chemicals - 0.8%
LG Chemical Ltd.	104,456	28,523
Olin Corp.	791,000	13,431
The Chemours Co. LLC	1,022,200	14,485
		56,439
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	264,700	60,931
Equinix, Inc.	32,500	18,079
		79,010
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.	78,500	17,198
ORSTED A/S (f)	141,500	13,511
		30,709
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc.	640,400	6,763

TOTAL UTILITIES		37,472

TOTAL COMMON STOCKS
(Cost $5,012,656)		6,759,340

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (a)(d)(e)	6,477,300	1,571
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (d)(e)	1,873	87
Series B (d)(e)	329	15
Series C (d)(e)	3,146	146
		248
TOTAL CONSUMER DISCRETIONARY		1,819
CONSUMER STAPLES - 2.3%
Tobacco - 2.3%
JUUL Labs, Inc.:
Series C (a)(d)(e)	566,439	161,435
Series D (a)(d)(e)	3,671	1,046
		162,481
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(d)(e)	282,226	2,647
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (d)(e)(g)	1,839,200	1,419
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (a)(d)(e)	16,438	3,518
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	60,400	1,075
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (d)(e)	126,152	1,324

TOTAL CONVERTIBLE PREFERRED STOCKS		174,283

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (d)(e)	1,006	47
TOTAL PREFERRED STOCKS
(Cost $10,365)		174,330

Money Market Funds - 7.5%
Fidelity Cash Central Fund 2.13% (h)	83,490,588	83,507
Fidelity Securities Lending Cash Central Fund 2.13% (h)(i)	439,926,062	439,970
TOTAL MONEY MARKET FUNDS
(Cost $523,467)		523,477
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $5,546,488)		7,457,147
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(441,882)
NET ASSETS - 100%		$7,015,265

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,340,000 or 2.5% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,019,000 or 0.3% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc.	10/9/18	$55
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Cloudflare, Inc. Series D, 8.00%	9/10/18	$664
Clover Health Series D	6/7/17	$2,647
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$1,184
Nuvation Bio, Inc. Series A	6/17/19	$1,419
Sonder Canada, Inc. Series D	5/21/19	$1,324
Space Exploration Technologies Corp. Series I	4/5/18	$2,778

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,995
Fidelity Securities Lending Cash Central Fund	1,542
Total	$3,537

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Nabriva Therapeutics PLC	$2,574	$5,877	$--	$--	$--	$(601)	$7,850
Waitr Holdings, Inc.	--	39,334	--	--	--	(30,457)	8,877
Total	$2,574	$45,211	$--	$--	$--	$(31,058)	$16,727

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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